UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.             REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Real Estate Index Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The Dow Jones US Select REIT IndexSM (the “Index”) returned 1.22% over the 1-year period ended December 31, 2013. It was a volatile year for REITs overall, particularly starting in middle of May when the Federal Reserve announced that it could begin tapering bond purchases in the near future. At that point the real estate sector was up about 19%, in line with large-cap equities; however, the Federal Reserve’s “taper” talk and subsequent rising interest rates had a negative impact on the sector. The best performing real estate sub-industries were Diversified REITs (10.5%) and Industrial REITs (7.0%), while trailing sub-industries included Residential REITs (-5.4%) and Retail REITs (0.7%).

For the 1-year period, top returns among Index constituents were led by Felcor Lodging (74.7%), Commonwealth REIT (54.3%), and Parkway Properties (43.0%). Negative performing Index constituents included American Campus (-27.6%), Digital Realty (-27.6%), and Taubman Centers (-16.5%).

The largest contributors to Index performance were Host Hotels & Resorts (0.8%), Vornado Realty (0.5%) and SL Green Realty (0.4%). Detractors included Digital Realty (-0.5%), Avalon Bay (-0.4%) and Health Care REIT (-0.4%), over the period.

For the 1-year period ended December 31, 2013, the Great-West Real Estate Index Fund (Initial Class shares) returned 1.29% (gross of fees), in line with the Dow Jones US Select REIT Index total return of 1.22%. On a net of fees basis, the Fund (Initial Class shares) returned 0.58% in 2013.

Relative to the Index, the Fund’s slight performance variance can be attributed to the impact of cash flows and trading costs. Additionally, the Fund held a small position in S&P 500® Index futures contracts for the purpose of equitizing dividend receivables and to facilitate daily cash flow activity. With the outperformance of the S&P 500® Index, as compared to the Dow Jones US Select REIT Index, the Fund realized a positive impact due to the use of the S&P 500® Index futures.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00
2012*	10,424.00	10,388.00
2013	10,484.47	10,514.30

*For the period from November 26, 2012 through December 31, 2012.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception*
Initial Class	0.58%	4.42%

*Since inception on November 26, 2012.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2013

Sector	% of Fund Investments
Financial	96.76%
Short Term Investments	3.24%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (06/29/13 – 12/31/13)

Actual	$1,000.00	$954.90	$3.52*

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.64*

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

COMMON STOCK
Apartment REITS — 16.75%
64,372	American Campus Communities Inc REIT	$2,073,422
28,488	American Homes 4 Rent REIT	461,506
89,641	Apartment Investment & Management Co REIT Class A	2,322,598
35,325	Associated Estates Realty Corp REIT	566,966
74,732	AvalonBay Communities Inc REIT	8,835,564
47,419	BRE Properties Inc REIT	2,594,294
52,407	Camden Property Trust REIT	2,980,910
70,537	Education Realty Trust Inc REIT	622,136
205,913	Equity Residential REIT	10,680,707
23,367	Essex Property Trust Inc REIT	3,353,398
34,949	Home Properties Inc REIT	1,873,965
45,937	Mid-America Apartment Communities Inc REIT	2,790,214
33,294	Post Properties Inc REIT	1,505,888
154,037	UDR Inc REIT	3,596,764

		44,258,332

Diversified REITS — 9.02%
108,360	Cousins Properties Inc REIT	1,116,108
78,903	Digital Realty Trust Inc REIT (a)	3,875,716
200,143	Duke Realty Corp REIT	3,010,151
39,713	DuPont Fabros Technology Inc REIT	981,308
36,062	First Potomac Realty Trust REIT	419,401
90,055	Liberty Property Trust REIT	3,050,163
12,279	PS Business Parks Inc REIT	938,361
106,865	Vornado Realty Trust REIT	9,488,543
40,866	Washington REIT (a)	954,630

		23,834,381

Health Care REITS — 13.28%
8,604	Ashford Hospitality Prime Inc REIT	156,593
280,302	HCP Inc REIT	10,180,569
177,339	Health Care Inc REIT	9,500,050
58,898	Healthcare Realty Trust Inc REIT	1,255,116
21,350	LTC Properties Inc REIT	755,577
115,597	Senior Housing Properties Trust REIT	2,569,721
7,803	Universal Health Realty Income Trust REIT	312,588
180,663	Ventas Inc REIT	10,348,377

		35,078,591

Hotels REITS — 7.22%
43,059	Ashford Hospitality Trust Inc REIT	356,528
120,084	DiamondRock Hospitality Co REIT	1,386,970
67,866	FelCor Lodging Trust Inc REIT (b)	553,787
118,281	Hersha Hospitality Trust REIT	658,825
91,125	Hospitality Properties Trust REIT	2,463,109
464,607	Host Hotels & Resorts Inc REIT	9,031,960
63,868	LaSalle Hotel Properties REIT	1,970,966

Shares		Fair Value

Hotels REITS — (continued)
37,809	Pebblebrook Hotel Trust REIT	$1,163,005
112,344	Sunstone Hotel Investors Inc REIT	1,505,410

		19,090,560

Manufactured Homes REITS — 1.00%
48,632	Equity Lifestyle Properties Inc REIT	1,761,937
20,648	Sun Communities Inc REIT	880,431

		2,642,368

Office Property REITS — 13.08%
44,004	Alexandria Real Estate Equities Inc REIT	2,799,534
118,020	BioMed Realty Trust Inc REIT	2,138,522
93,918	Boston Properties Inc REIT	9,426,550
96,268	Brandywine Realty Trust REIT	1,356,416
68,365	CommonWealth REIT	1,593,588
53,681	Corporate Office Properties Trust REIT	1,271,703
79,719	Douglas Emmett Inc REIT	1,856,656
53,547	Franklin Street Properties Corp REIT	639,887
55,235	Highwoods Properties Inc REIT (a)	1,997,850
50,416	Kilroy Realty Corp REIT	2,529,875
54,075	Mack-Cali Realty Corp REIT	1,161,531
37,208	Parkway Properties Inc REIT	717,742
102,214	Piedmont Office Realty Trust Inc REIT (a)	1,688,575
58,276	SL Green Realty Corp REIT	5,383,537

		34,561,966

Regional Malls REITS — 18.52%
104,378	CBL & Associates Properties Inc REIT	1,874,629
330,262	General Growth Properties Inc REIT	6,628,358
89,115	Glimcher Realty Trust REIT	834,116
86,339	Macerich Co REIT	5,084,504
41,899	Pennsylvania REIT	795,243
15,858	Rouse Properties Inc REIT (a)	351,889
190,642	Simon Property Group Inc REIT	29,008,087
58,041	Tanger Factory Outlet Centers REIT	1,858,473
39,043	Taubman Centers Inc REIT	2,495,628

		48,930,927

Shopping Centers REITS — 7.69%
34,126	Acadia Realty Trust REIT	847,348
38,191	Cedar Realty Trust Inc REIT	239,076
178,763	DDR Corp REIT	2,747,587
38,875	Equity One Inc REIT (a)	872,355
39,956	Federal Realty Investment Trust REIT	4,051,938
51,444	Inland Real Estate Corp REIT	541,191

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Shopping Centers REITS — (continued)
251,685	Kimco Realty Corp REIT	$4,970,779
80,266	Kite Realty Group Trust REIT	527,348
40,890	Ramco-Gershenson Properties Trust REIT	643,608
56,719	Regency Centers Corp REIT	2,626,090
7,808	Saul Centers Inc REIT	372,676
68,918	Weingarten Realty Investors REIT	1,889,731

		20,329,727

Storage REITS — 7.10%
79,485	CubeSmart REIT	1,266,991
67,555	Extra Space Storage Inc REIT	2,846,092
88,793	Public Storage REIT	13,365,122
19,667	Sovran Self Storage Inc REIT	1,281,699

		18,759,904

Warehouse/Industry REITS — 5.63%
194,785	DCT Industrial Trust Inc REIT	1,388,817
18,813	EastGroup Properties Inc REIT	1,089,837
61,481	First Industrial Realty Trust Inc REIT	1,072,844
306,382	Prologis Inc REIT	11,320,815

		14,872,313

TOTAL COMMON STOCK — 99.29% (Cost $289,667,724)		$262,359,069

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 3.33%
$2,086,305	Undivided interest of 11.67% in a reverse repurchase agreement (principal amount/value $17,874,453 with a maturity value of $17,874,463) with Citigroup Global Markets Inc, 0.01%, dated 12/31/13 to be repurchased at $2,086,305 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.25%, 2/18/14 - 5/4/37, with a value of $18,231,949.(c)	2,086,305

Principal Amount		Fair Value

Reverse Repurchase Agreements — (continued)
$439,220	Undivided interest of 24.49% in a reverse repurchase agreement (principal amount/value $1,793,212 with a maturity value of $1,793,212) with RBC Capital Markets Corp, 0.00%, dated 12/31/13 to be repurchased at $439,220 on 1/2/14 collateralized by U.S. Treasury securities, 0.00% - 2.50%, 1/23/14 - 8/15/23, with a value of $1,829,077.(c)(d)	$439,220

2,086,305	Undivided interest of 4.29% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $2,086,305 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404.(c)	2,086,305

2,086,304	Undivided interest of 64.74% in a reverse repurchase agreement (principal amount/value $3,222,677 with a maturity value of $3,222,681) with BNP Paribas Securities Corp, 0.02%, dated 12/31/13 to be repurchased at $2,086,304 on 1/2/14 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 11/20/43 - 12/1/43, with a value of $3,287,131.(c)	2,086,304

2,086,304	Undivided interest of 8.66% in a reverse repurchase agreement (principal amount/value $24,085,016 with a maturity value of $24,085,043) with HSBC Securities (USA) Inc, 0.02%, dated 12/31/13 to be repurchased at $2,086,304 on 1/2/14 collateralized by U.S. Treasury securities, 1.38% - 2.50%, 12/31/18 - 8/15/23, with a value of $24,566,974.(c)	2,086,304

TOTAL SHORT TERM INVESTMENTS — 3.33% (Cost $8,784,438)		$8,784,438

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of December 31, 2013

TOTAL INVESTMENTS — 102.62% (Cost $298,452,162)	$	271,143,507

OTHER ASSETS & LIABILITIES, NET — (2.62)%	$	(6,916,956)

TOTAL NET ASSETS — 100.00%	$	264,226,551

(a)	All or a portion of the security is on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	The rate of the reverse repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At December 31, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	20	USD	$ 1,841,100	March 2014	$ 9,300

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Real Estate Index Fund

ASSETS:
Investments in securities, fair value (including $8,573,628 of securities on loan)(a)	$262,359,069
Reverse repurchase agreements, fair value(b)	8,784,438
Cash	2,648,488
Margin deposits	201,432
Subscriptions receivable	148,482
Variation margin on futures contracts	13,498
Dividends receivable	1,178,664

Total Assets	275,334,071

LIABILITIES:
Payable to investment adviser	160,137
Payable upon return of securities loaned	8,784,438
Redemptions payable	173,826
Payable for investments purchased	1,989,119

Total Liabilities	11,107,520

NET ASSETS	$264,226,551

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,646,121
Paid-in capital in excess of par	289,378,545
Net unrealized depreciation on investments and futures contracts	(27,299,355)
Accumulated net realized loss on investments and futures contracts	(498,760)

NET ASSETS	$264,226,551

CAPITAL STOCK:
Authorized	35,000,000
Issued and Outstanding	26,461,210

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.99

(a) Cost of investments	$289,667,724
(b) Cost of reverse repurchase agreements	$8,784,438

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Real Estate Index Fund

INVESTMENT INCOME:
Interest	$269
Income from securities lending	9,394
Dividends	5,378,098

Total Income	5,387,761

EXPENSES:
Management fees	1,317,759

Total Expenses	1,317,759

NET INVESTMENT INCOME	4,070,002

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	6,590,504
Net realized gain on futures contracts	210,533

Net Realized Gain on Investments	6,801,037

Net change in unrealized depreciation on investments	(30,228,178)
Net change in unrealized appreciation on futures contracts	7,730

Net Change in Unrealized Depreciation on Investments	(30,220,448)

Net Realized and Unrealized Loss on Investments and Futures Contracts	(23,419,411)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,349,409)

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012(a)
Great-West Real Estate Index Fund

OPERATIONS:
Net investment income	$4,070,002	$295,950
Net realized gain on investments	6,801,037	123,811
Net change in unrealized appreciation (depreciation) on investments	(30,220,448)	2,921,093

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,349,409)	3,340,854

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,652,011)	(266,937)
From net realized gains	(870,612)	–

Total Distributions	(11,522,623)	(266,937)

CAPITAL SHARE TRANSACTIONS:
Shares sold	246,975,834	81,256,335
Shares issued in reinvestment of distributions	11,522,623	266,937

Shares redeemed	(46,274,393)	(1,722,670)

Net Increase in Net Assets Resulting from Capital Share Transactions	212,224,064	79,800,602

Total Increase in Net Assets	181,352,032	82,874,519

NET ASSETS:
Beginning of year	82,874,519	0

End of year(b)	$264,226,551	$82,874,519

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	21,563,734	8,119,644
Shares issued in reinvestment of distributions	1,146,140	25,791
Shares redeemed	(4,227,500)	(166,599)

Net Increase	18,482,374	7,978,836

(a) The Fund’s inception date was November 27, 2012.
(b) Including undistributed net investment income:	$0	$29,013

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

		Fiscal Years Ended December 31,
	2013	2012(a)
Great-West Real Estate Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.39	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23 (b)	0.04	(b)
Net realized and unrealized gain (loss)	(0.17)	0.38

Total From Investment Operations	0.06	0.42

LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.03)
From net realized gains	(0.03)	–

Total Distributions	(0.46)	(0.03)

NET ASSET VALUE, END OF YEAR	$9.99	$10.39

TOTAL RETURN(c)	0.58%	4.24%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$264,227	$82,875
Ratio of expenses to average net assets	0.70%	0.70%	(e)
Ratio of net investment income to average net assets	2.16%	3.95%	(e)
Portfolio turnover rate	83%	5%	(d)

(a)	The Fund’s inception date was November 27, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  Annual Report - December 31, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Domestic Common Stock	$	262,359,069	$	—	$	—	$	262,359,069
Short Term Investments		—		8,784,438		—		8,784,438
Derivative Investments:
Futures Contracts (a)		9,300		—		—		9,300

Total Investments	$	262,368,369	$	8,784,438	$	0	$	271,152,807

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  Annual Report - December 31, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations. It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2012 and 2013.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for REITs. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

	Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
	$–	$6,552,996	$(6,552,996)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$10,652,011	$266,937
Long-term capital gain	870,612	–

	$11,522,623	$266,937

  Annual Report - December 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$96,426
Undistributed capital gains	362,881

Net accumulated earnings	459,307

Net unrealized depreciation on investments	(27,679,250)
Capital loss carryforward	–
Post-October losses	(578,172)

Tax composition of capital	$(27,798,115)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$–	$(578,172)

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

  Annual Report - December 31, 2013

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to equitize cash and dividend receivables with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 9 futures contracts for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$9,300(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$210,533	Net change in unrealized appreciation on futures contracts	$7,730

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Geode Capital Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $359,733,808 and $154,727,651, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

  Annual Report - December 31, 2013

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $298,822,757. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $4,821,910 and gross depreciation of investments in which there was an excess of tax cost over value of $32,501,160 resulting in net depreciation of $27,679,250.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $8,573,628 and received collateral of $8,784,438 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Real Estate Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended and the period from November 27, 2012 (inception) to December 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of The Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Real Estate Index Fund as of December 31, 2013, the results of its operations, the change in its net assets and the financial highlights for the year then ended and the period from November 27, 2012 (inception) to December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Independent Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief	N/A	N/A

1955

Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road,	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity	N/A	N/A

Greenwood Village, CO 80111 1967		Financial Officer)

Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer,
Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and
Great-West Funds

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Geode Capital Management, LLC (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.         CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great West Funds’ primary investment adviser.

procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)	100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014